Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Number of Warrants, Balance	49,446
Weighted Average Exercise Price, Balance	$ 5.77
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageRemainingContractualTerm]		8 months 12 days
Number of Warrants, Granted
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Expired	(49,446)
Weighted Average Exercise Price, Expired	$ 5.77
Number of Warrants, Balance		49,446
Weighted Average Exercise Price, Balance		$ 5.77
Number of Warrants, Exercisable
Weighted Average Exercise Price, Balance